Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000230952 | U.S. Treasury Bills8272072
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230952 | U.S. Treasury Note8272067
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230952 | Banque Federative du Credit Mutuel8272377
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230952 | U.S. Treasury Bills8272098
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230952 | U.S. Treasury Bills8272116
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230952 | U.S. Treasury Bills8272078
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230952 | U.S. Treasury Bills8272082
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230952 | U.S. Treasury Bills8272102
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230952 | U.S. Treasury Bills8272105
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230952 | U.S. Treasury Bills8272131
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230952 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230952 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230952 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230952 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230952 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000230952 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000230952 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000230950 | U.S. Treasury Notes8272540
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230950 | U.S. Treasury Notes8272549
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230950 | U.S. Treasury Notes8272552
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230950 | U.S. Treasury Notes8272558
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230950 | U.S. Treasury Notes8272543
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230950 | U.S. Treasury Notes8272532
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230950 | U.S. Treasury Notes8272529
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230950 | U.S. Treasury Notes8272554
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230950 | U.S. Treasury Notes8272535
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230950 | GNMA8273497
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230950 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000230950 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230950 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000230950 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000230950 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000230950 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230950 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230950 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230950 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230950 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230947 | U.S. Treasury Bonds8273753
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230947 | U.S. Treasury Notes8273750
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230947 | U.S. Treasury Notes8273747
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230947 | U.S. Treasury Notes8273746
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230947 | U.S. Treasury Notes8276013
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230947 | U.S. Treasury Notes8273740
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230947 | U.S. Treasury Notes8274440
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230947 | U.S. Treasury Notes8274483
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | U.S. Treasury Notes8276017
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | U.S. Treasury Bonds8276042
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230947 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000230947 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000230947 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000230947 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230947 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230947 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230947 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230947 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230947 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230947 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230946 | U.S. Treasury Bonds8273753
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230946 | U.S. Treasury Notes8273750
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230946 | U.S. Treasury Notes8273747
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230946 | U.S. Treasury Notes8273746
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230946 | U.S. Treasury Notes8276013
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230946 | U.S. Treasury Notes8273740
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230946 | U.S. Treasury Notes8274440
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230946 | U.S. Treasury Notes8274483
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | U.S. Treasury Notes8276017
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | U.S. Treasury Bonds8276042
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230946 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000230946 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000230946 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000230946 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230946 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230946 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230946 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230946 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230946 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230946 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230949 | U.S. Treasury Notes8273333
Holdings [Line Items]
Percent of Total Investments	6.20%
C000230949 | U.S. Treasury Notes8273051
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230949 | U.S. Treasury Notes8273047
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230949 | U.S. Treasury Notes8273041
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230949 | U.S. Treasury Notes8273038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230949 | U.S. Treasury Bonds8273054
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230949 | U.S. Treasury Notes8273330
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230949 | U.S. Treasury Notes8273044
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230949 | GNMA8273166
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230949 | U.S. Treasury Notes8273035
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230949 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230949 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000230949 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000230949 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000230949 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230949 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230949 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230949 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230949 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230948 | U.S. Treasury Notes8273333
Holdings [Line Items]
Percent of Total Investments	6.20%
C000230948 | U.S. Treasury Notes8273051
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230948 | U.S. Treasury Notes8273047
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230948 | U.S. Treasury Notes8273041
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230948 | U.S. Treasury Notes8273038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230948 | U.S. Treasury Bonds8273054
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230948 | U.S. Treasury Notes8273330
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230948 | U.S. Treasury Notes8273044
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230948 | GNMA8273166
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230948 | U.S. Treasury Notes8273035
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230948 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230948 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000230948 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000230948 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000230948 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230948 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230948 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230948 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230948 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230953 | Apple8274956
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230953 | NVIDIA8275721
Holdings [Line Items]
Percent of Total Investments	6.80%
C000230953 | Microsoft8275646
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230953 | Amazon.com8274919
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230953 | Meta Platforms8275633
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230953 | Alphabet8274914
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230953 | Berkshire Hathaway8275013
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230953 | Broadcom8275032
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230953 | Alphabet8274916
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230953 | Tesla8275975
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230953 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000230953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230953 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000230953 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000230951 | Mueller Industries8278282
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230951 | Comerica8277773
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Carpenter Technology8277694
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Jackson Financial8278202
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Glaukos8278011
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Robert Half8278364
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | VF8277298
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Meritage Homes8278271
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | SPX Technologies8278411
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | ATI8277563
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230951 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230951 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230951 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230951 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230951 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230951 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000230951 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230951 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230951 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000230951 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230951 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000230966 | Microsoft8276182
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230966 | Apple8276154
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230966 | NVIDIA8276419
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230966 | Amazon.com8276140
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230966 | Meta Platforms8276176
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230966 | Oracle8276191
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230966 | JPMorgan Chase8276337
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230966 | Salesforce8276198
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230966 | Linde8276173
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230966 | TransDigm Group8276202
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230966 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000230966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000230965 | Microsoft8276182
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230965 | Apple8276154
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230965 | NVIDIA8276419
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230965 | Amazon.com8276140
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230965 | Meta Platforms8276176
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230965 | Oracle8276191
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230965 | JPMorgan Chase8276337
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230965 | Salesforce8276198
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230965 | Linde8276173
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230965 | TransDigm Group8276202
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230965 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230965 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230965 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000230965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000230954 | Taiwan Semiconductor Manufacturing8277001
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230954 | Tencent Holdings8276691
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230954 | Taiwan Semiconductor Manufacturing8277039
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230954 | Meituan8276665
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230954 | Ferrari8277139
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230954 | 3i Group8277129
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230954 | Schneider Electric8277126
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230954 | Alstom8276552
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | ICON8277058
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | Sea8277155
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230954 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230954 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230954 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230954 | India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230954 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230954 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230954 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230954 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230954 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230954 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230954 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230954 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000230955 | Taiwan Semiconductor Manufacturing8277001
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230955 | Tencent Holdings8276691
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230955 | Taiwan Semiconductor Manufacturing8277039
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230955 | Meituan8276665
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230955 | Ferrari8277139
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230955 | 3i Group8277129
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230955 | Schneider Electric8277126
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230955 | Alstom8276552
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | ICON8277058
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | Sea8277155
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230955 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230955 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230955 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230955 | India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230955 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230955 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230955 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230955 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230955 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230955 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230955 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230955 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000230956 | iShares MSCI EAFE Small-Capital ETF8277906
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230956 | Buzzi8277788
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230956 | Viscofan8277736
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | SUSS MicroTec8277493
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | Spectris8277770
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | Tate & Lyle8277775
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | PrairieSky Royalty8277702
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | iShares Core MSCI Emerging Markets ETF8277899
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | MEITEC Group Holdings8277831
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | Primo Water8277704
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230956 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230956 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230956 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230956 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000230956 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230956 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230956 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230958 | Catholic Responsible Investments Bond Fund8278096
Holdings [Line Items]
Percent of Total Investments	27.00%
C000230958 | Catholic Responsible Investments Equity Index Fund8278101
Holdings [Line Items]
Percent of Total Investments	23.30%
C000230958 | Catholic Responsible Investments Opportunistic Bond Fund8278115
Holdings [Line Items]
Percent of Total Investments	13.40%
C000230958 | Catholic Responsible Investments Short Duration Bond Fund8278118
Holdings [Line Items]
Percent of Total Investments	13.40%
C000230958 | Catholic Responsible Investments International Equity Fund8278104
Holdings [Line Items]
Percent of Total Investments	8.70%
C000230958 | Catholic Responsible Investments Multi-Style US Equity Fund8278111
Holdings [Line Items]
Percent of Total Investments	7.10%
C000230958 | Catholic Responsible Investments Small-Cap Fund8278122
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230958 | Catholic Responsible Investments International Small-Cap Fund8278107
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230958 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230957 | Catholic Responsible Investments Bond Fund8278096
Holdings [Line Items]
Percent of Total Investments	27.00%
C000230957 | Catholic Responsible Investments Equity Index Fund8278101
Holdings [Line Items]
Percent of Total Investments	23.30%
C000230957 | Catholic Responsible Investments Opportunistic Bond Fund8278115
Holdings [Line Items]
Percent of Total Investments	13.40%
C000230957 | Catholic Responsible Investments Short Duration Bond Fund8278118
Holdings [Line Items]
Percent of Total Investments	13.40%
C000230957 | Catholic Responsible Investments International Equity Fund8278104
Holdings [Line Items]
Percent of Total Investments	8.70%
C000230957 | Catholic Responsible Investments Multi-Style US Equity Fund8278111
Holdings [Line Items]
Percent of Total Investments	7.10%
C000230957 | Catholic Responsible Investments Small-Cap Fund8278122
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230957 | Catholic Responsible Investments International Small-Cap Fund8278107
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230957 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230959 | Catholic Responsible Investments Multi-Style US Equity Fund8278180
Holdings [Line Items]
Percent of Total Investments	24.40%
C000230959 | Catholic Responsible Investments Bond Fund8278168
Holdings [Line Items]
Percent of Total Investments	19.70%
C000230959 | Catholic Responsible Investments Equity Index Fund8278170
Holdings [Line Items]
Percent of Total Investments	15.70%
C000230959 | Catholic Responsible Investments International Equity Fund8278174
Holdings [Line Items]
Percent of Total Investments	11.70%
C000230959 | Catholic Responsible Investments Opportunistic Bond Fund8278183
Holdings [Line Items]
Percent of Total Investments	9.80%
C000230959 | Catholic Responsible Investments Short Duration Bond Fund8278186
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230959 | Catholic Responsible Investments Small-Cap Fund8278189
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230959 | Catholic Responsible Investments International Small-Cap Fund8278177
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230959 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230960 | Catholic Responsible Investments Multi-Style US Equity Fund8278180
Holdings [Line Items]
Percent of Total Investments	24.40%
C000230960 | Catholic Responsible Investments Bond Fund8278168
Holdings [Line Items]
Percent of Total Investments	19.70%
C000230960 | Catholic Responsible Investments Equity Index Fund8278170
Holdings [Line Items]
Percent of Total Investments	15.70%
C000230960 | Catholic Responsible Investments International Equity Fund8278174
Holdings [Line Items]
Percent of Total Investments	11.70%
C000230960 | Catholic Responsible Investments Opportunistic Bond Fund8278183
Holdings [Line Items]
Percent of Total Investments	9.80%
C000230960 | Catholic Responsible Investments Short Duration Bond Fund8278186
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230960 | Catholic Responsible Investments Small-Cap Fund8278189
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230960 | Catholic Responsible Investments International Small-Cap Fund8278177
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230960 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230961 | Catholic Responsible Investments Equity Index Fund8278137
Holdings [Line Items]
Percent of Total Investments	42.40%
C000230961 | Catholic Responsible Investments Bond Fund8278134
Holdings [Line Items]
Percent of Total Investments	18.20%
C000230961 | Catholic Responsible Investments International Equity Fund8278141
Holdings [Line Items]
Percent of Total Investments	11.90%
C000230961 | Catholic Responsible Investments Opportunistic Bond Fund8278148
Holdings [Line Items]
Percent of Total Investments	9.20%
C000230961 | Catholic Responsible Investments Short Duration Bond Fund8278151
Holdings [Line Items]
Percent of Total Investments	9.10%
C000230961 | Catholic Responsible Investments Small-Cap Fund8278155
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230961 | Catholic Responsible Investments International Small-Cap Fund8278145
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230961 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230962 | Catholic Responsible Investments Equity Index Fund8278137
Holdings [Line Items]
Percent of Total Investments	42.40%
C000230962 | Catholic Responsible Investments Bond Fund8278134
Holdings [Line Items]
Percent of Total Investments	18.20%
C000230962 | Catholic Responsible Investments International Equity Fund8278141
Holdings [Line Items]
Percent of Total Investments	11.90%
C000230962 | Catholic Responsible Investments Opportunistic Bond Fund8278148
Holdings [Line Items]
Percent of Total Investments	9.20%
C000230962 | Catholic Responsible Investments Short Duration Bond Fund8278151
Holdings [Line Items]
Percent of Total Investments	9.10%
C000230962 | Catholic Responsible Investments Small-Cap Fund8278155
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230962 | Catholic Responsible Investments International Small-Cap Fund8278145
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230962 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230963 | Catholic Responsible Investments Equity Index Fund8278210
Holdings [Line Items]
Percent of Total Investments	36.00%
C000230963 | Catholic Responsible Investments Multi-Style US Equity Fund8278219
Holdings [Line Items]
Percent of Total Investments	15.30%
C000230963 | Catholic Responsible Investments International Equity Fund8278213
Holdings [Line Items]
Percent of Total Investments	14.60%
C000230963 | Catholic Responsible Investments Bond Fund8278207
Holdings [Line Items]
Percent of Total Investments	11.40%
C000230963 | Catholic Responsible Investments Small-Cap Fund8278228
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230963 | Catholic Responsible Investments Opportunistic Bond Fund8278223
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230963 | Catholic Responsible Investments Short Duration Bond Fund8278226
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230963 | Catholic Responsible Investments International Small-Cap Fund8278216
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230963 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000230964 | Catholic Responsible Investments Equity Index Fund8278210
Holdings [Line Items]
Percent of Total Investments	36.00%
C000230964 | Catholic Responsible Investments Multi-Style US Equity Fund8278219
Holdings [Line Items]
Percent of Total Investments	15.30%
C000230964 | Catholic Responsible Investments International Equity Fund8278213
Holdings [Line Items]
Percent of Total Investments	14.60%
C000230964 | Catholic Responsible Investments Bond Fund8278207
Holdings [Line Items]
Percent of Total Investments	11.40%
C000230964 | Catholic Responsible Investments Small-Cap Fund8278228
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230964 | Catholic Responsible Investments Opportunistic Bond Fund8278223
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230964 | Catholic Responsible Investments Short Duration Bond Fund8278226
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230964 | Catholic Responsible Investments International Small-Cap Fund8278216
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230964 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%